Property, plant and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balances	$ 80,833
Balances	75,480	$ 80,833
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balances	203,479	191,419
Acquisition of business	96
Acquisitions	7,665	8,951
Disposals	(6,932)	(3,750)
Transfer	(1)
Transfers from Intangible	38	10
Transfer to Intangible	(36)	(40)
Translation differences and inflation adjustment	(5,776)	6,889
Balances	198,533	203,479	$ 191,419
Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balances	122,646	111,807
Depreciation of the year	9,467		10,223
Acquisition of business	22
Disposals	6,347	3,093
Transfer to Intangible	(27)	(32)
Translation differences and inflation adjustment	(2,708)	3,741
Balances	123,053	122,646	111,807
Land building and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balances	43,487
Balances	42,799	43,487
Land building and improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balances	57,164	51,893
Acquisition of business	0
Acquisitions	585	455
Disposals	(169)	0
Transfer	2,407	1,180
Transfers from Intangible	0	0
Transfer to Intangible	0	0
Translation differences and inflation adjustment	(3,048)	3,636
Balances	56,939	57,164	51,893
Land building and improvements | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balances	13,677	12,126
Depreciation of the year	909		888
Acquisition of business	0
Disposals	0	0
Transfer to Intangible	0	0
Translation differences and inflation adjustment	(446)	663
Balances	14,140	13,677	12,126
Plant and production equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balances	16,046
Balances	16,195	16,046
Plant and production equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balances	69,264	62,295
Acquisition of business	92
Acquisitions	3,594	3,718
Disposals	(6,333)	(1,002)
Transfer	1,435	189
Transfers from Intangible	0	0
Transfer to Intangible	(12)	(32)
Translation differences and inflation adjustment	(3,710)	4,096
Balances	64,330	69,264	62,295
Plant and production equipment | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balances	53,218	47,116
Depreciation of the year	3,787		3,729
Acquisition of business	21
Disposals	5,970	994
Transfer to Intangible	(11)	(29)
Translation differences and inflation adjustment	(2,910)	3,396
Balances	48,135	53,218	47,116
Vehicles furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Balances	12,976
Balances	11,671	12,976
Vehicles furniture and fixtures | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balances	47,877	51,278
Acquisitions	1,428	2,296
Disposals	(362)	(2,710)
Transfers from Intangible	38	10
Transfer to Intangible	(24)	(4)
Translation differences and inflation adjustment	2,944	(2,993)
Balances	51,901	47,877	51,278
Vehicles furniture and fixtures | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balances	34,901	34,866
Depreciation of the year	3,409		4,150
Disposals	358	2,063
Transfer to Intangible	(16)	(3)
Translation differences and inflation adjustment	2,294	(2,049)
Balances	40,230	34,901	34,866
Works in progress
Disclosure of detailed information about property, plant and equipment [line items]
Balances	3,387
Balances	1,177	3,387
Works in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balances	3,387	2,823
Acquisition of business	0
Acquisitions	1,620	1,966
Disposals	0	0
Transfer	(3,843)	(1,384)
Transfers from Intangible	0	0
Transfer to Intangible	0	(4)
Translation differences and inflation adjustment	13	(14)
Balances	1,177	3,387	2,823
Works in progress | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balances	0	0
Depreciation of the year	0		0
Acquisition of business	0
Disposals	0	0
Transfer to Intangible	0	0
Translation differences and inflation adjustment	0	0
Balances	0	0	0
Others
Disclosure of detailed information about property, plant and equipment [line items]
Balances	4,937
Balances	3,638	4,937
Others | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balances	25,787	23,130
Acquisition of business	4
Acquisitions	438	516
Disposals	(68)	(38)
Transfer	0	15
Transfers from Intangible	0	0
Transfer to Intangible	0	0
Translation differences and inflation adjustment	(1,975)	2,164
Balances	24,186	25,787	23,130
Others | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balances	20,850	17,699
Depreciation of the year	1,362		1,456
Acquisition of business	1
Disposals	19	36
Transfer to Intangible	0	0
Translation differences and inflation adjustment	(1,646)	1,731
Balances	$ 20,548	$ 20,850	$ 17,699